FAIR VALUE MEASUREMENTS	6 Months Ended	11 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

Note 9 — Fair Value Measurements

At June 30, 2026 and December 31, 2025, the Company’s marketable securities held in the Trust Account were valued at $209,286,528 and $205,642,100. The marketable securities held in the Trust Account must be recorded on the accompanying condensed balance sheets at fair value and are subject to remeasurement at each balance sheet date. With each remeasurement, the valuations will be adjusted to fair value, with the change in fair value recognized in the Company’s statements of operations.

The following table presents the fair value information, as of June 30, 2026 and December 31, 2025, of the Company’s financial assets that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company’s marketable securities held in the Trust Account are based on dividend and interest income and market fluctuations in the value of invested marketable securities, which are considered observable. The fair value of the marketable securities held in trust is classified within Level 1 of the fair value hierarchy.

The following table sets forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis:

	(Level 1)	(Level 2)	(Level 3)
As of June 30, 2026
Assets:
Cash and marketable securities held in Trust Account	$209,286,528	$—	$—
As of December 31, 2025
Assets:
Cash and marketable securities held in Trust Account	$205,642,100	$—	$—

The fair value of the Public Rights was $4,361,306, or $0.23 per Public Rights as of June 16, 2025, the date of the consummation of the Initial Public Offering. The fair value of the Public Rights is classified within Level 3 of the fair value hierarchy. The Public Rights have been classified within shareholders’ equity and do not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Rights:

June 16, 2025
Implied Ordinary Share price	$9.77
Probability of acquisition	60%
Calculated value per Public Right	$0.23

Note 9 — Fair Value Measurements

At December 31, 2025, the Company’s marketable securities held in the Trust Account were valued at $205,642,100. The marketable securities held in the Trust Account must be recorded on the accompanying balance sheet at fair value and are subject to remeasurement at each balance sheet date. With each remeasurement, the valuations will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations.

The following table presents the fair value information, as of December 31, 2025, of the Company’s financial assets that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company’s marketable securities held in the Trust Account are based on dividend and interest income and market fluctuations in the value of invested marketable securities, which are considered observable. The fair value of the marketable securities held in trust is classified within Level 1 of the fair value hierarchy.

The following table sets forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis:

	(Level 1)	(Level 2)	(Level 3)
As of December 31, 2025
Assets:
Cash and marketable securities held in Trust Account	$205,642,100	$—	$—

The fair value of the Public Rights was $4,361,306, or $0.23 per Public Rights as of June 16, 2025, the date of the consummation of the Initial Public Offering. The fair value of the Public Rights is classified within Level 3 of the fair value hierarchy. The Public Rights have been classified within shareholders’ equity and do not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Rights:

June 16, 2025
Implied Ordinary Share price	$9.77
Probability of acquisition	60%
Calculated value per Public Right	$0.23